Summary of Significant Accounting Policies - IFRS 16 Leases (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Abstract]
Weighted average rate	15.00%	15.00%
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 430,713	$ 808,025
Other current and non-current assets		14,865,253	$ 14,865,253
Total assets	19,657,865	15,673,278	14,865,253
Other liabilities		39,338	113,750
Lease liabilities	506,275	882,437
Other current and non-current liabilities		8,556,140	8,556,140
Total liabilities	19,765,759	9,477,915	8,669,890
Shareholders’ (deficit) equity	(107,894)	6,195,363	6,195,363	$ 8,283,846	$ 10,689,620
Total minimum operating lease commitments	$ 565,179		$ 961,575
Effects of IFRS 16 transition
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		808,025
Other current and non-current assets		0
Total assets		808,025
Other liabilities		(74,412)
Lease liabilities		882,437
Other current and non-current liabilities		0
Total liabilities		808,025
Shareholders’ (deficit) equity		$ 0